INTERNATIONAL EQUITY
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Target International Equity Portfolio (the Fund) is capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INTERNATIONAL EQUITY	Class T	Class R	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none
Redemption fee	none	none	none
Exchange fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INTERNATIONAL EQUITY		Class T	Class R	Class Q
Management Fees		0.70%	0.70%	0.70%
+Distribution and service (12b-1) fees		none	0.75%	none
+Other expenses		0.27%	0.27%	0.16%
=Total annual Fund operating expenses		0.97%	1.72%	0.86%
– Distribution Fee waiver and/or expense reimbursement		none	(0.25%)	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.97%	1.47%	0.86%
[1]	The distributor of the Fund has contractually agreed through November 30, 2017 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to November 30, 2017 without the prior approval of the Fund’s Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - INTERNATIONAL EQUITY - USD ($)	1 Year	3 Years	5 Years	10 Years
Class T	99	309	536	1,190
Class R	150	518	910	2,009
Class Q	88	274	477	1,061

If Shares Are Not Redeemed
Expense Example, No Redemption - INTERNATIONAL EQUITY - USD ($)	1 Year	3 Years	5 Years	10 Years
Class T	99	309	536	1,190
Class R	150	518	910	2,009
Class Q	88	274	477	1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments that will increase in value. To achieve this objective, we purchase stocks of foreign companies. These companies may be based in developed as well as developing countries. The Fund normally invests at least 80% of its investable assets in stocks of companies in a diverse array of foreign countries. For purposes of this policy, the Fund will invest in stocks of companies that are organized under the laws of a foreign country, companies that derive more than 50% of their revenues from activities in foreign countries, and companies that have at least 50% of their assets located abroad. The foreign securities held by the Fund normally will be denominated in foreign currencies, including the euro—a multinational currency unit. The Fund may invest in large-, mid- or small-capitalization companies. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. This can result in more pronounced risks based upon economic conditions that impact one or more countries or regions more or less than other countries or regions.

To the extent the Fund invests in small- or mid-capitalization companies, the risks associated with an investment in the Fund are greater than those associated with a fund that invests primarily in larger companies, because shares of small- or mid-capitalization companies tend to be less liquid and more volatile than those of large companies.

The Fund may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates—usually issued by a bank or trust company—that represent an equity investment in a foreign company. ADRs and ADSs are issued by US banks and trust companies and are valued in US dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Style Risk. The risk that the particular investment style followed by the Fund may be out of favor for a period of time.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadvisers about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Risks of Small and Medium Sized Companies. Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-cap companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance.
The following bar chart shows the Fund's performance for Class T shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class T Shares)[1]
[1]	The total return for Class T shares from January 1, 2016 to June 30, 2016 was -5.00%.

Best Quarter:		Worst Quarter:
26.33%	2nd Quarter 2009	-21.59%	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2015)
Average Annual Total Returns - INTERNATIONAL EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class T Shares		1.74%	3.19%	3.60%
Class T Shares | Return After Taxes on Distributions		1.08%	2.68%	2.70%
Class T Shares | Return After Taxes on Distributions and Sale of Fund Shares		1.52%	2.52%	2.98%
Class R Shares		1.20%	2.68%		1.78%	Aug. 22, 2006
Class Q Shares		1.87%			2.44%	Mar. 01, 2011
MSCI EAFE ND Index (reflects no deductions for fees, expenses or taxes)		(0.81%)	3.60%	3.03%
Lipper Customized Blend Funds Average (reflects no deductions for sales charges or taxes)	[1]	(2.04%)	2.75%	2.75%
Lipper International Multi-Cap Value Funds Average (reflects no deductions for sales charges or taxes)	[1]	(1.66%)	2.99%	2.75%
[1]	The Fund was compared to the Lipper Customized Blend Funds Performance Universe although the Fund is classified in the Lipper International Multi-Cap Value Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons. Note: Prior to May 2016, the Fund was classified in the Lipper International Multi-Cap Core Funds Performance Universe.

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.